Cover	Nov. 13, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 13, 2024
Entity Registrant Name	SELLAS Life Sciences Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33958
Entity Tax Identification Number	20-8099512
Entity Address, Address Line One	7 Times Square, Suite 2503
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(646)
Local Phone Number	200-5278
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	SLS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001390478
Amendment Flag	false